UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-02979
Morgan Stanley Tax-Exempt Securities Trust
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York	10036
(Address of principal executive offices)	(Zip code)
Randy Takian
522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)
Registrant’s telephone number, including area code: 212-296-6963
Date of fiscal year end: December 31, 2009
Date of reporting period: September 30, 2009

Item 1. Schedule of Investments.
The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Tax-Exempt Securities Trust *
Portfolio of Investments ▪ September 30, 2009 (unaudited)

PRINCIPAL
AMOUNT IN		COUPON		MATURITY
THOUSANDS		RATE		DATE	VALUE

	Tax-Exempt Municipal Bonds (103.0%)
	Alabama (0.4%)
$3,710	County of Jefferson, School Ser 2004-A	5.25%		01/01/23	$3,110,316

	Alaska (0.9%)
9,000	Northern Tobacco Securitization Corp., Asset-Backed Ser 2006 A	5.00		06/01/32	7,363,530

	Arizona (1.6%)
3,250	Glendale Industrial Development Authority, Indstrial Development Authority, John C Lincoln Health Ser 2005 B	5.25		12/01/23	3,265,047
2,250	Glendale Industrial Development Authority, Industrial Development Authority, John C Lincoln Health Ser 2005 B	5.25		12/01/25	2,228,085
2,000	Phoenix Civic Improvement Corp., Jr Lien Wastewater Ser 2004 (NATL-RE Insd)	5.00		07/01/27	2,102,460
2,375	State of Arizona, Ser 2008 A (COPs) (FSA Insd)	5.00		09/01/24	2,567,969
2,420	State of Arizona, Ser 2008 A (COPs) (FSA Insd)	5.00		09/01/26	2,586,109

					12,749,670

	California (16.2%)
4,535	Alameda County Joint Powers Authority, 2008 Ser A (FSA Insd)	5.00		12/01/25	4,861,203
3,025	Alvord Unified School District, 2007 Election, Ser 2008 A (FSA Insd) (a)	5.00		08/01/26	3,220,324
375	Alvord Unified School District, 2007 Election, Ser A (FSA Insd)	5.00		08/01/25	401,797
3,180	Beverly Hills Unified School District, 2008 Election Ser 2009 (b)	0.00		08/01/26	1,478,732
40	Beverly Hills Unified School District, 2008 Election Ser 2009 (b)	0.00		08/01/31	13,722
6,525	Beverly Hills Unified School District, 2008 Election Ser 2009 (b)	0.00		08/01/32	2,121,930
3,000	California County Tobacco Securitization Agency, Los Angeles County Securitization Corp. Ser 2006 (b)	0.00	(c)	06/01/28	2,298,840
975	California Housing Finance Agency, Home 1983 Ser B (FHA Insd) (b)	0.00		08/01/15	607,152
4,000	California Housing Finance Agency, Home 2006 K (AMT)	4.70		08/01/31	3,467,680
4,000	California Housing Finance Agency, Home 2006 K (AMT)	4.75		08/01/36	3,346,200
5,000	California Statewide Communities Development Authority, Adventist Health Ser 2005 A	5.00		03/01/30	4,868,750
2,500	California Statewide Communities Development Authority, Huntington Memorial Hospital Ser 2005	5.00		07/01/35	2,378,225
7,000	California Statewide Communities Development Authority, John Muir Health Ser 2006 A	5.00		08/15/32	6,831,860
3,560	City of Loma Linda, University Medical Center Ser 2005 A	5.00		12/01/22	3,315,464
1,585	Clovis Unified School District, Election of 2004 Ser A (NATL-RE FGIC Insd) (b)	0.00		08/01/29	532,211
5,030	El Segundo Unified School District, 2008 Ser 2009 A (b)	0.00		08/01/32	1,369,166
4,185	El Segundo Unified School District, Election of 2008 Ser 2009 A (b)	0.00		08/01/33	1,071,109
10,000	Foothill Eastern Transportation Corridor Agency, Ser 1999 (b)	5.875		01/15/27	10,043,300
6,500	Golden State Tobacco Securitization Corp., Enhanced Asset Backed Ser 2005 A	5.00		06/01/45	6,119,295
50,000	Golden State Tobacco Securitization Corp., Enhanced Asset Backed Ser 2005 A (b)	0.00		06/01/47	2,029,500
12,000	Golden State Tobacco Securitization Corp., Enhanced Asset Backed Ser 2007 A-1	5.125		06/01/47	9,050,280

Morgan Stanley Tax-Exempt Securities Trust *
Portfolio of Investments ▪ September 30, 2009 (unaudited) continued

PRINCIPAL
AMOUNT IN		COUPON		MATURITY
THOUSANDS		RATE		DATE	VALUE

$780	Indio Redevelopment Agency, Tax Allocation Ser 2008 A	5.125%		08/15/25	$778,690
1,960	Indio Redevelopment Agency, Tax Allocation Ser 2008 A	5.25		08/15/26	1,957,707
5,000	Long Beach Unified School District, Ser A	5.75		08/01/33	5,673,700
3,260	Menifee Union School District, 2008 Election Ser C (AGC Insd) (b)	0.00		08/01/35	690,240
1,170	Patterson Joint Unified School District, 2008 Election Ser 2009 B (FSA Insd) (b)	0.00		08/01/37	213,817
4,770	Patterson Joint Unified School District, 2008 Election Ser B (FSA Insd) (b)	0.00		08/01/38	817,816
5,010	Patterson Joint Unified School District, 2008 Election Ser B (FSA Insd) (b)	0.00		08/01/39	805,658
5,260	Patterson Joint Unified School District, 2008 Election Ser B (FSA Insd) (b)	0.00		08/01/40	793,208
5,520	Patterson Joint Unified School District, 2008 Election Ser B (FSA Insd) (b)	0.00		08/01/41	782,681
5,800	Patterson Joint Unified School District, 2008 Election Ser B (FSA Insd) (b)	0.00		08/01/42	772,676
6,090	Patterson Joint Unified School District, 2008 Election Ser B (FSA Insd) (b)	0.00		08/01/43	762,529
145	Patterson Joint Unified School District, 2008 Election Ser B (FSA Insd) (b)	0.00		08/01/44	17,056
4,790	Port of Oakland, Ser 2002 L (AMT) (NATL-RE FGIC Insd)	5.00		11/01/21	4,813,136
2,000	Riverside County Public Financing Authority, Air Force Village West, Inc. (COPs)	5.75		05/15/19	1,986,740
3,900	Riverside County Public Financing Authority, Air Force Village West, Inc. (COPs)	5.80		05/15/29	3,426,930
9,000	Southern California Public Power Authority, Mead-Adelanto 1994 Ser A (AMBAC Insd)	9.289	(d)	07/01/15	11,868,840
3,500	State of California, Various Purpose Dtd 04/01/02	6.00		04/01/19	4,189,045
20,000	State of California, Various Purpose Dtd 06/01/07	5.00		06/01/37	20,112,600

					129,889,809

	Colorado (2.8%)
55	Colorado Housing & Finance Authority, 1997 Ser C-2 (AMT)	6.875		11/01/28	55,848
155	Colorado Housing & Finance Authority, 1998 Ser A-2 (AMT)	6.60		05/01/28	159,560
20,000	E-470 Public Highway Authority, Ser 1997 B (NATL-RE Insd) (b)	0.00		09/01/14	16,013,600
5,000	E-470 Public Highway Authority, Ser 1997 B (NATL-RE Insd) (b)	0.00		09/01/16	3,546,250
1,650	Metropolitan Football Stadium District, Sales Tax Ser 1999 A (NATL-RE Insd) (b)	0.00		01/01/11	1,618,386
750	Public Authority for Colorado Energy, Ser 2008	6.25		11/15/28	818,790

					22,212,434

	Connecticut (0.2%)
1,100	Connecticut State Health & Educational Facility Authority, Quinnipiac University Ser 2007 K-2 (NATL-RE Insd)	5.00		07/01/23	1,176,296

	District of Columbia (2.4%)
6,860	District of Columbia, Ser 2009 A (e)	5.25		12/01/27	7,915,919
12,000	District of Columbia Ballpark, Ser 2006 B-1 (NATL-RE FGIC Insd)	5.00		02/01/31	11,137,320

					19,053,239

	Florida (5.9%)
8,500	City of Jacksonville, Transportation Ser 2001 (NATL-RE Insd)	5.00		10/01/26	8,694,905
2,500	County of Miami-Dade, Ser 2005 (NATL-RE Insd) (b)	5.00		10/01/35	2,536,225

Morgan Stanley Tax-Exempt Securities Trust *
Portfolio of Investments ▪ September 30, 2009 (unaudited) continued

PRINCIPAL
AMOUNT IN		COUPON		MATURITY
THOUSANDS		RATE		DATE	VALUE

$1,840	Florida State Mid-Bay Bridge Authority, Refg Ser 2008 A (AGC Insd)	5.00%		10/01/27	$1,985,176
2,500	Florida State Mid-Bay Bridge Authority, Ser 1991 A (ETM)	6.875		10/01/22	3,369,725
4,545	Florida State Mid-Bay Bridge Authority, Sr Lien Crossover Refg Ser 1993 A (AMBAC Insd)	5.85		10/01/13	4,743,707
100	Highlands County Health Facilities Authority, Adventist Health / Sunbelt Ser 2006 C	5.25		11/15/16	119,051
3,900	Highlands County Health Facilities Authority, Adventist Health / Sunbelt Ser 2006 C	5.25		11/15/36	3,971,643
18,000	South Miami Health Facilities Authority, Baptist Health South Florida Obligated Group Ser 2007 (e)	5.00		08/15/42	18,155,736
3,000	Tampa Bay Water Utility System Revenue, Ser 2001 A (NATL-RE FGIC Insd)	6.00		10/01/29	3,869,370

					47,445,538

	Georgia (2.6%)
3,000	City of Atlanta, Atlanta Airport Passenger Facilities Charge Airport Ser 2004 J (FSA Insd)	5.00		01/01/34	3,109,020
5,000	City of Atlanta, Atlanta Airport Ser 2000 A (NATL-RE Insd)	5.875		01/01/17	5,083,150
4,000	City of Atlanta, Atlanta Airport Ser 2004 C (FSA Insd)	5.00		01/01/33	4,138,080
3,000	City of Augusta, Augusta Water & Sewer Ser 2004 A (FSA Insd)	5.25		10/01/39	3,183,150
5,000	County of Fulton, Ser 1998 (NATL-RE Insd)	4.75		01/01/28	5,027,600

					20,541,000

	Hawaii (0.5%)
545	Hawaii State Housing Finance & Development Corp., Purchase 1997 Ser A (AMT)	5.75		07/01/30	562,942
3,460	State of Hawaii, Airport 2000 Ser B (AMT) (NATL-RE Insd)	6.625		07/01/17	3,556,257

					4,119,199

	Idaho (1.1%)
4,230	Idaho Housing & Finance Association, Federal Highway Trust, Ser 2008 A (AGC Insd)	5.25		07/15/23	4,849,229
3,485	Idaho Housing & Finance Association, Federal Highway Trust, Ser 2008 A (AGC Insd)	5.25		07/15/24	3,968,091

					8,817,320

	Illinois (7.6%)
4,280	Chicago Park District, Ser 2004 A (AMBAC Insd)	5.00		01/01/26	4,525,972
4,840	Chicago Transit Authority, Federal Transit Administration Section 5309 Ser 2008 (AGC Insd)	5.25		06/01/25	5,424,575
5,000	City of Chicago, Chicago O’ Hare International Airport Ser 2005 A (NATL-RE Insd)	5.25		01/01/24	5,356,700
2,000	City of Chicago, Chicago Refg 2001 A (NATL-RE Insd) (b)	0.00	(c)	01/01/17	2,165,720
3,000	City of Chicago, Chicago Refg Ser 1995 A-2 (AMBAC Insd)	6.25		01/01/14	3,515,880
4,300	City of Chicago, Refg Ser 1996 A-2 (AMBAC Insd)	5.50		01/01/18	4,922,855
2,600	De Kalb County Community Unit School District No 428, Ser 2008 (FSA Insd)	5.00		01/01/26	2,851,914
990	De Kalb County Community Unit School District No 428, Ser 2008 (FSA Insd)	5.00		01/01/27	1,079,288
2,000	Illinois Finance Authority, Rush University Medical Center Obligated Group Ser 2009A	7.25		11/01/38	2,272,060
3,295	Kendall Kane & Will Counties Community Unit School District No 308, Ser 2008 (FSA Insd) (b)	0.00		02/01/20	2,138,389
11,500	Kendall Kane & Will Counties Community Unit School District No 308, Ser 2008 (FSA Insd) (b)	0.00		02/01/23	6,213,450

Morgan Stanley Tax-Exempt Securities Trust *
Portfolio of Investments ▪ September 30, 2009 (unaudited) continued

PRINCIPAL
AMOUNT IN		COUPON		MATURITY
THOUSANDS		RATE		DATE		VALUE

$20,000	Metropolitan Pier & Exposition Authority, Refg Ser 2002 B (NATL-RE Insd) (b)	0.00	%(c)	06/15/22		$16,252,200
3,495	State of Illinois, Civic Center Dedicated Tax Ser 1991 (AMBAC Insd)	6.25		12/15/20		3,983,811

						60,702,814

	Iowa (2.4%)
5,815	State of Iowa, LJOBS Program Ser 2009 A (e)	5.00		06/01/25		6,604,389
4,360	State of Iowa, LJOBS Program Ser 2009 A (e)	5.00		06/01/26		4,916,492
3,500	Tobacco Settlement Authority of Iowa, Ser 2005 C	5.375		06/01/38		2,694,825
5,250	Tobacco Settlement Authority of Iowa, Ser 2005 C	5.50		06/01/42		4,079,302
1,275	Washington County Hospital, Ser 2006	5.50		07/01/32		1,242,590

						19,537,598

	Kansas (0.6%)
2,000	University of Kansas Hospital Authority, KU Health Ser 2002	4.50		09/01/32		1,944,160
3,000	Wyandotte County-Kansas City Unified Government, Area B Refg Ser 2005	5.00		12/01/20		3,096,150

						5,040,310

	Kentucky (0.6%)
5,000	Louisville & Jefferson County Metropolitan Sewer District, Ser 1998 A (NATL-RE FGIC Insd)	4.75		05/15/28		5,022,100

	Maryland (0.9%)
2,500	County of Baltimore, Oak Crest Village Ser 2007 A	5.00		01/01/37		2,452,375
1,925	Maryland Health & Higher Educational Facilities Authority, King Farm Presbyterian Community 2006 Ser B	5.00		01/01/17		1,777,738
3,000	Maryland Health & Higher Educational Facilities Authority, Medstar Health Refg Ser 2004	5.50		08/15/33		3,079,650

						7,309,763

	Massachusetts (5.1%)
6,000	Boston Water & Sewer Commission, 1998 Ser D (NATL-RE FGIC Insd)	4.75		11/01/22		6,013,500
2,100	Massachusetts Health & Educational Facilities Authority, Boston College 2008 Ser M-2	5.50		06/01/30		2,607,864
6,680	Massachusetts Health & Educational Facilities Authority, Harvard University Ser A (e)	5.50		07/01/36		7,599,971
20,955	Massachusetts Health & Educational Facilities Authority, Institute Technology Ser 2009 O (e)	5.50		11/15/36		23,861,388
785	Massachusetts Health & Educational Facilities Authority, Malden Hospital — FHA Ins Mtge Ser A	5.00		08/01/10	(f)	806,996

						40,889,719

	Michigan (1.8%)
4,100	City of Detroit Water Supply System, Second Lien Refg Ser 2006 C (FSA Insd)	5.00		07/01/26		4,244,525
10,000	Michigan Strategic Fund, Detroit Edison Co Ser 1999 B (AMT)	5.65		09/01/29		10,046,300

						14,290,825

	Missouri (1.4%)
240	Missouri Housing Development Commission, Homeownership 1997 Ser C-1	6.55		09/01/28		247,526
125	Missouri Housing Development Commission, Homeownership Ser 2000 B-1 (AMT)	7.45		09/01/31		128,295
10,000	Missouri State Health & Educational Facilities Authority, Barnes-Jewish /Christian Health Ser 1993 A	5.25		05/15/14		10,977,700

						11,353,521

	Nevada (1.7%)
4,000	Clark County School District, Limited Tax Ser 2007 C	5.00		06/15/26		4,239,960

Morgan Stanley Tax-Exempt Securities Trust *
Portfolio of Investments ▪ September 30, 2009 (unaudited) continued

PRINCIPAL
AMOUNT IN		COUPON	MATURITY
THOUSANDS		RATE	DATE	VALUE

$5,000	County of Clark, Airport Sub Lien Ser 2004 (AMT) (NATL-RE FGIC Insd)	5.50%	07/01/23	$5,116,900
3,000	County of Clark, Transportation Ser 1992 A (AMBAC Insd)	6.50	06/01/17	3,709,800
2,850	Director of the State of Nevada Department of Business & Industry, Las Vegas Monorail 1st Tier Ser 2000 (AMBAC Insd)	5.375	01/01/40	578,236

				13,644,896

	New Hampshire (0.0%)
345	New Hampshire Housing Finance Authority, Mortgage Acquisition 2000 Ser B (AMT)	6.70	07/01/29	348,950

	New Jersey (6.7%)
2,000	New Jersey Economic Development Authority, Cigarette Tax Ser 2004	5.50	06/15/31	1,940,660
715	New Jersey Economic Development Authority, Cigarette Tax Ser 2004	5.75	06/15/34	713,055
4,000	New Jersey Economic Development Authority, Continental Airlines Inc Ser 1999 (AMT)	6.25	09/15/19	3,812,000
3,885	New Jersey Economic Development Authority, School Facilities Construction Refg 2005 Ser N-1 (AMBAC Insd)	5.50	09/01/24	4,511,068
9,000	New Jersey Health Care Facilities Financing Authority, Robert Wood Johnson University Hospital Ser 2000	5.75	07/01/25	9,078,300
10,000	New Jersey State Turnpike Authority, Ser 2003 A (FGIC Insd)	5.00	01/01/27	10,408,300
19,265	New Jersey Transportation Trust Fund Authority, Transportation System 2006 Ser C (AGC Insd) (b)	0.00	12/15/26	8,158,342
9,000	Passaic Valley Sewage Commissioners, Ser F (NATL-RE FGIC Insd)	5.00	12/01/19	9,108,720
7,000	Tobacco Settlement Financing Corp., Ser 2007-1 A	4.625	06/01/26	6,007,330
5,000	Tobacco Settlement Financing Corp., Ser 2007-1 B (b)	0.00	06/01/41	359,250

				54,097,025

	New York (10.4%)
2,225	City of New York, Subser 2008 L-1	5.00	04/01/27	2,419,131
5,570	New York City Transitional Finance Authority, Ser 2009 A (e)	5.00	05/01/28	6,155,291
4,455	New York City Transitional Finance Authority, Ser 2009 A (e)	5.00	05/01/29	4,923,128
4,455	New York City Transitional Finance Authority, Ser 2009 A (e)	5.00	05/01/30	4,923,128
5,000	Long Island Power Authority, Ser 2000 A (FSA Insd) (b)	0.00	06/01/17	4,010,550
5,000	Metropolitan Transportation Authority, State Service Contract Ser 2002 B (NATL-RE Insd)	5.50	07/01/24	5,235,850
2,848	New York City Housing Development Corp., Ruppert — FHA Ins Sec 223F	6.50	11/15/18	2,996,068
6,000	New York City Industrial Development Agency, 7 World Trade Center, LLC Ser 2005 A	6.25	03/01/15	6,018,240
3,000	New York City Industrial Development Agency, 7 World Trade Center, LLC Ser 2005 A	6.50	03/01/35	2,895,120
5,000	New York City Industrial Development Agency, Yankee Stadium Ser 2006 (NATL-RE Insd)	4.75	03/01/46	4,679,400
7,000	New York City Transitional Finance Authority, Refg 2003 Ser D (NATL-RE Insd)	5.25	02/01/21	7,656,880
2,000	New York State Dormitory Authority, State University 1990 Ser A	7.50	05/15/13	2,363,100
5,000	New York State Dormitory Authority, State University 1993 Ser A	5.25	05/15/15	5,608,400

Morgan Stanley Tax-Exempt Securities Trust *
Portfolio of Investments ▪ September 30, 2009 (unaudited) continued

PRINCIPAL
AMOUNT IN		COUPON	MATURITY
THOUSANDS		RATE	DATE	VALUE

$8,815	New York State Dormitory Authority, Suffolk County Judicial Ser 1986 (ETM)	7.375%	07/01/16	$10,638,383
10,000	Sales Tax Asset Receivable Corp., 2005 Ser A (AMBAC Insd)	5.00	10/15/29	10,633,000
3,000	Westchester Tobacco Asset Securitization, Ser 2005	5.125	06/01/38	2,559,270

				83,714,939

	North Carolina (0.8%)
4,750	North Carolina Municipal Power Agency No 1 Catawba, Ser 1998 A (NATL-RE Insd)	5.50	01/01/15	5,409,538
1,100	North Carolina Municipal Power Agency No 1 Catawba, Ser 2003 A (NATL-RE Insd)	5.25	01/01/19	1,164,537

				6,574,075

	Ohio (1.4%)
3,895	City of Cleveland, Ser 2008 B-1 (NATL-RE Insd) (b)	0.00	11/15/25	1,916,145
3,000	County of Erie, Firelands Regional Medical Center Ser 2002	5.625	08/15/32	2,922,630
5,000	County of Lorain, Catholic Health Ser 9 2001 A	5.25	10/01/33	5,081,050
1,140	Ohio State Water Development Authority Pollution Control Facilities, Energy Refg Ser 2009 A	5.875	06/01/33	1,224,144

				11,143,969

	Oregon (0.2%)
1,280	Jackson County School District No 549C Ser 2008	4.25	06/15/23	1,364,941

	Pennsylvania (0.4%)
1,685	Chester County Industrial Development Authority, RHA/PA Nursing Home, Inc. Ser 1989 (g)	8.50	05/01/32	1,721,413
2,000	Montgomery County Industrial Development Authority, White Marsh Ser 2005	6.125	02/01/28	1,482,260

				3,203,673

	Puerto Rico (3.3%)
15,000	Puerto Rico Electric Power Authority, Ser O (ETM) (b)	0.00	07/01/17	11,468,250
10,000	Puerto Rico Highway & Transportation Authority, Refg Ser 1993 X	5.50	07/01/15	10,718,300
3,815	Puerto Rico Sales Tax Financing Corp., SubSer 2009 A	5.00	08/01/39	3,977,176

				26,163,726

	South Carolina (2.3%)
5,000	Charleston Educational Excellence Finance Corp., Charleston County School District Ser 2005	5.25	12/01/30	5,299,150
1,025	County of Richland, Enviromental Improvement Refg Ser 2007 A	4.60	09/01/12	1,036,398
210	Lexington County Health Services District Inc, Health Services District, Lexmed Inc., Ser 2007 A	5.00	11/01/16	227,772
5,430	South Carolina Transportation Infrastructure Bank, Ser 2002 A (AMBAC Insd)	5.25	10/01/21	5,742,768
5,995	South Carolina Transportation Infrastructure Bank, Ser 2002 A (AMBAC Insd)	5.25	10/01/22	6,323,946

				18,630,034

	Tennessee (0.6%)
4,600	Tennessee Energy Acquisition Corp., Ser 2006 A	5.25	09/01/19	4,692,506

	Texas (13.3%)
5,000	City of Houston, Airport Sub Lien Ser 2000 A (AMT) (FSA Insd)	5.875	07/01/17	5,104,050
5,000	City of Houston, Combined Utility First Lien Refg Ser 2004 A (FSA Insd)	5.25	05/15/25	5,396,150
20,000	City of Houston, First Lien Refg Ser 2004 A (FSA Insd)	5.25	05/15/22	21,964,400

Morgan Stanley Tax-Exempt Securities Trust *
Portfolio of Investments ▪ September 30, 2009 (unaudited) continued

PRINCIPAL
AMOUNT IN		COUPON	MATURITY
THOUSANDS		RATE	DATE		VALUE
$8,750	City of Houston, Ser 2001 B (CR) (FSA AMBAC Insd) (b)	0.00%	09/01/26		$3,628,975
3,600	City of Houston, Ser 2001 B (CR) (FSA AMBAC Insd) (b)	0.00	09/01/27		1,400,148
5,000	City of San Antonio, Water System Refg Ser 2002 (FSA Insd)	5.00	05/15/28		5,178,700
6,665	County of Harris, Refg Ser 2007 C (FSA Insd)	5.25	08/15/31		8,046,988
2,920	County of Harris, Refg Ser 2009 A	5.00	08/15/31		3,166,068
10,000	Dallas-Fort Worth International Airport Facilities Improvement Corp., Ser 2003 A (AMT) (FSA Insd)	5.25	11/01/24		10,235,500
2,840	Friendswood Independent School District, Schoolhouse Ser 2008	5.00	02/15/26		3,171,939
3,860	Harris County Health Facilities Development Corp., Thermal Utility, Teco Ser 2008 (AGC Insd)	5.00	11/15/26		4,103,913
3,180	Harris County Health Facilities Development Corp., Thermal Utility, Teco Ser 2008 (AGC Insd)	5.00	11/15/27		3,361,165
6,875	Houston Independent School District, Schoolhouse Ser 2008	5.00	02/15/26		7,598,731
5,000	Lubbock Health Facilities Development Corp., Carillon Senior Life Care Ser 2005 A	6.625	07/01/36		4,483,050
22,800	North Texas Tollway Authority, Refg First Tier 2008 D (AGC Insd) (b)	0.00	01/01/28		8,454,012
2,165	North Texas Tollway Authority, Refg First Tier 2008 D (AGC Insd) (b)	0.00	01/01/29		747,575
4,710	North Texas Tollway Authority, Refg First Tier 2008 D (AGC Insd) (b)	0.00	01/01/31		1,414,743
2,700	Tarrant County Cultural Education Facilities Finance Corp., Ser 2007 A	5.00	02/15/17		2,957,283
1,610	Texas A&M University, System Health Science Center Ser 2009 A	5.00	05/15/25		1,837,058
1,490	Texas Municipal Gas Acquisition & Supply Corp. I, Senior Lien Ser 2008 D	6.25	12/15/26		1,637,689
1,000	Texas State Turnpike Authority, First Tier Ser 2002 (CR) (BHAC-AMBAC Insd) (b)	0.00	08/15/27		455,340
1,790	Victoria Independent School District, School Building Ser 2008	5.00	02/15/23		2,036,429

					106,379,906

	Utah (0.7%)
5,000	City of Salt Lake City, IHC Hospital Inc Ser 1983 (ETM)	5.00	06/01/15		5,666,950

	Vermont (0.3%)
2,550	Vermont Economic Development Authority, Wake Robin Corp Ser 2006 A	5.375	05/01/36		2,229,669

	Virginia (0.1%)
1,000	Tobacco Settlement Financing Corp., Asset Backed Ser 2005	5.50	06/01/12	(f)	1,129,240

	Washington (5.1%)
2,450	City of Seattle, Ser 2008	5.00	06/01/25		2,735,449
10,000	City of Seattle, Water Refg 2003 (NATL-RE Insd)	5.00	09/01/20		10,892,500
10,000	City of Seattle, Water Refg 2003 (NATL-RE Insd)	5.00	09/01/23		10,861,400
5,000	Grant County Public Utility District No 2 Priest Rapids, Electric Refg Ser 2001 H (FSA Insd)	5.375	01/01/18		5,344,600
5,000	Grant County Public Utility District No 2 Priest Rapids, Wanapum Hydro Refg Ser A 2005 (NATL-RE Insd)	5.00	01/01/38		5,103,750
3,500	Port of Seattle, Passenger Facility Ser 1998 A (NATL-RE Insd)	5.00	12/01/23		3,525,865
2,250	State of Washington, Motor Vehicle Fuel Tax Ser 2008 B	5.00	07/01/27		2,481,323

					40,944,887

Morgan Stanley Tax-Exempt Securities Trust *
Portfolio of Investments ▪ September 30, 2009 (unaudited) continued

PRINCIPAL
AMOUNT IN		COUPON	MATURITY
THOUSANDS		RATE	DATE	VALUE
	Wisconsin (0.7%)
$5,000	State of Wisconsin, 2009 Ser A	5.625%	05/01/28	$5,788,150

	Total Tax-Exempt Municipal Bonds (Cost $788,617,681)			826,342,537

	Short-Term Investments (1.5%)
	U.S. Government Agencies & Obligations (a)(h)(0.2%)
1,500	U.S. Treasury Bills (Cost $1,499,528)	0.27	11/12/09	1,499,528

NUMBER OF
SHARES (000)
	Investment Company (i)(1.3%)
10,003	Morgan Stanley Institutional Liquidity Funds — Tax-Exempt Portfolio — Institutional Class Cost $10,003,110)		10,003,110

	Total Short-Term Investments (Cost $11,502,638)		11,502,638

	Total Investments (Cost $800,120,319) (j)(k)	104.5%	837,845,175
	Other Assets in Excess of Liabilities	1.4	10,905,051
	Floating Rate Note and Dealer Trusts Obligations Related to Securities Held
	Notes with interest rates ranging from 0.31% to 0.35% at September 30, 2009 and contractual maturities of collateral ranging from 06/01/25 to 08/15/42 (l) (Cost $(46,695,000))	(5.8)	(46,695,000)

	Net Assets	100.0%	$802,055,226

AMT	Alternative Minimum Tax.

COPs	Certificates of Participation.

CR	Custodial Receipts.

ETM	Escrowed to Maturity.

(a)	A portion of this security has been physically segregated in connection with open futures contracts.

(b)	Capital appreciation bond.

(c)	Security is a “Step-up” bond where the coupon increases on a predetermined future date.

(d)	Current coupon rate for an inverse floating rate municipal obligation. This rate resets periodically as the auction rate on the related security changes. Position in an inverse floating rate municipal obligation has a total value of $11,868,840 which represents 1.5% of net assets.

(e)	Underlying security related to inverse floater entered into by the Fund.

(f)	Prefunded to call date shown.

(g)	Illiquid security.

(h)	Purchased on a discount basis. The interest rates shown have been adjusted to reflect a money market equivalent yield.

(i)	The Fund invests in Morgan Stanley Institutional Liquidity Funds — Tax-Exempt Portfolio — Institutional Class, an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Funds — Tax-Exempt Portfolio — Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Funds — Tax-Exempt Portfolio — Institutional Class.

(j)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

(k)	Securities have been designated as collateral in connection with open futures contracts and inverse floating rate municipal obligations.

(l)	Floating rate note obligations related to securities held — The Fund enters into transactions in which it transfers to Dealer Trusts (“Dealer Trusts”), fixed rate bonds in exchange for cash and residual interests in the Dealer Trusts’ assets and cash flows, which are in the form of inverse floating rate investments. The Dealer Trusts fund the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Fund to retain residual interest in the bonds. The Fund enters into shortfall agreements with the Dealer Trusts which commit the Fund to pay the Dealer Trusts, in certain circumstances, the difference between the liquidation value of the fixed rate bonds held by the Dealer Trusts and the liquidation value of the floating rate notes held by third parties, as well as any shortfalls in interest cash flows. The residual interests held by the Fund (inverse floating rate investments) include the right of the Fund (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the Dealer Trusts to the Fund, thereby collapsing the Dealer Trusts. The Fund accounts for the transfer of bonds to the Dealer Trusts as secured borrowings, with the securities transferred remaining in the Fund’s investment assets, and the related floating rate notes reflected as Fund liabilities. The notes issued by the Dealer Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the Dealer Trusts for redemption at par at each reset date. At September 30, 2009, Fund investments with a value of $85,055,442 are held by the Dealer Trusts and serve as collateral for the $46,695,000 in floating rate note obligations outstanding at that date.

Bond Insurance:

AGC	Assured Guaranty Corporation.

Morgan Stanley Tax-Exempt Securities Trust
Portfolio of Investments ▪ September 30, 2009 (unaudited) continued

AMBAC	AMBAC Assurance Corporation.

BHAC	Berkshire Hathaway Assurance Corporation.

FGIC	Financial Guaranty Insurance Company.

FHA	Federal Housing Administration.

FSA	Financial Security Assurance Inc.

NATL-RE	National Public Finance Guarantee Corporation.

Morgan Stanley Tax-Exempt Securities Trust

Portfolio of Investments ▪ September 30, 2009 (unaudited) continued
Futures Contracts Open at September 30, 2009:

		DESCRIPTION,	UNDERLYING	UNREALIZED
NUMBER OF	LONG/	DELIVERY MONTH	FACE AMOUNT	APPRECIATION
CONTRACTS	SHORT	AND YEAR	AT VALUE	(DEPRECIATION)

420	Long	U.S. Treasury Notes 2 Year, December 2009	$91,126,879	$447,891
362	Long	U.S. Treasury Notes 5 Year, December 2009	42,025,938	517,926
224	Long	U.S. Treasury Notes 10 Year, December 2009	26,505,501	427,734
859	Short	U.S. Treasury Bonds 30 Year, December 2009	(104,261,125)	(2,581,998)

		Net Unrealized Depreciation		$(1,188,447)

MS Tax Exempt Securities Trust
Fair Valuation Measurements
09/30/2009
Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. Fair Value Measurements and Disclosures establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.
•	Level 1 — unadjusted quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.
The following is a summary of the inputs used as of September 30, 2009 in valuing the Fund’s investments carried at value:

	Fair Value Measurements at September 30, 2009 Using
		Unadjusted
		Quoted Prices In	Significant	Significant
		Active Market for	Other Observable	Unobservable
		Identical Investments	Inputs	Inputs
Investment Type	Total	(Level 1)	(Level 2)	(Level 3)

Assets:
Tax-Exempt Municipal Bonds	$826,342,537	—	$826,342,537	—
Short-Term Investments				—
U.S. Government Agencies and Obligations	1,499,528	—	1,499,528	—
Investment Company	10,003,110	$10,003,110	—	—

Total Short-Term Investments	11,502,638	10,003,110	1,499,528	—

Futures	1,393,551	1,393,551		—

Total	$839,238,726	$11,396,661	$827,842,065	—

Liabilities:
Futures	$(2,581,998)	$(2,581,998)	—	—

Valuation of Investments — (1) portfolio securities are valued by an outside independent pricing service approved by the Trustees. The pricing service uses both a computerized grid matrix of tax-exempt securities and and evaluations by its staff, in each case based on information concerning market transactions and quotations from dealers which reflect the mean between the last reported bid and asked price. The portfolio securities are thus valued by reference to a combination of transactions and quotations for the same or other securities believed to be comparable in quality, coupon, maturity, type of issue, call provisions, trading characteristics and other features deemed to be relevant. The Trustees believe that timely and reliable market quotations are generally not readily available for purposes of valuing tax-exempt securities and that the valuations supplied by the pricing service are more likely to approximate the fair value of such securities; (2) futures are valued at the latest sale price on the commodities exchange on which they trade unless it is determined that such price does not reflect their market value, in which case they will be valued at their fair value as determined in good faith under procedures established by and under the supervision of the Trustees; (3) interest rate swaps are marked-to-market daily based upon quotations from market makers; (4) investments in open-end mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (5) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost, which approximates market value.

*	Subsequent Event — Morgan Stanley announced on October 19, 2009 that it has entered into a definitive agreement to sell substantially all of its retail asset management business to Invesco Ltd. (“Invesco”), a leading global investment management company. As a result, the Investment Adviser expects to propose to the Board of Trustees of the Fund that it approve a reorganization of the Fund into a newly organized mutual fund advised by an affiliate of Invesco. It is the Investment Adviser’s current expectation that the newly organized Invesco fund would be managed by the same portfolio management team which currently manages the Fund. If approved by the Board, the reorganization would be submitted to the shareholders for their approval.

Item 2. Controls and Procedures.
(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.
(b) There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.
Item 3. Exhibits.
(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Morgan Stanley Tax-Exempt Securities Trust

/s/ Randy Takian
Randy Takian
Principal Executive Officer
November 19, 2009
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Randy Takian
Randy Takian
Principal Executive Officer
November 19, 2009

/s/ Francis Smith
Francis Smith
Principal Financial Officer
November 19, 2009